Earnings per Share - Schedule of Basis for Calculating Basic and Diluted Earnings per Share (Details) - JPY (¥) ¥ / shares in Units, shares in Thousands, ¥ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Earnings per share [abstract]
Net profit for the year attributable to owners of the Company JPY (millions)	¥ 107,928	¥ 144,067	¥ 317,017
Net profit used for calculation of earnings per share JPY (millions)	¥ 107,928	¥ 144,067	¥ 317,017
Weighted-average number of ordinary shares outstanding during the year (basic) (in shares)	1,578,873	1,564,450	1,551,809
Dilutive effect (in shares)	26,450	15,893	18,064
Weighted-average number of ordinary shares outstanding during the year (diluted) (in shares)	1,605,323	1,580,343	1,569,872
Basic earnings per share (in JPY per share)	¥ 68.36	¥ 92.09	¥ 204.29
Diluted earnings per share (in JPY per share)	¥ 67.23	¥ 91.16	¥ 201.94